Share-based payment (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Expenses on Stock Based Payment Plans

Expenses on stock-based payment plans are presented in the table below:

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Partner Plan	(226)	(234)	(306)
Variable compensation plan	(377)	(302)	(285)

Total	(603)	(536)	(591)

Summary of Changes in Share-based Compensation Plan

Summary of changes in the Simple options plan

	01/01 to 12/31/2018		01/01 to 12/31/2017
	Quantity	Weighted average exercise price	Quantity	Weighted average exercise price
Opening balance	24,514,359	25.21	57,050,259	24.63
Options exercisable at the end of the period	24,514,359	25.21	35,160,265	27.32
Options outstanding but not exercisable	0	0	21,889,994	20.30

Options:
Canceled / Forfeited (*)	(352,085)	29.29	(1,807,091)	27.41
Exercised	(21,072,675)	28.26	(30,728,809)	23.72

Closing balance	3,089,599	22.11	24,514,359	25.21
Options exercisable at the end of the period	3,089,599	22.11	24,514,359	25.21

Range of exercise prices		14.47 - 29.51		14.47 - 27.54
Weighted average of the remaining contractual life (in years)		0.99		1.28

Market value weighted average (R$)		33.98		28.04

(*)	Refers to non-exercise based on the beneficiary’s decision.

Partner plan [member]
Summary of Changes in Share-based Compensation Plan

Changes in the Partner Program

	01/01 to 12/31/2018	01/01 to 12/31/2017
	Quantity	Quantity
Opening balance	51,074,441	53,193,569

New granted	9,912,356	10,562,936
Exercised	(11,597,420)	(11,284,577)
Cancelled	(518,195)	(1,397,487)

Closing balance	48,871,182	51,074,441

Weighted average of remaining contractual life (years)	2.52	2.46

Market value weighted average (R$)	26.22	21.55

Variable compensation [Member]
Summary of Changes in Share-based Compensation Plan

Change in variable compensation in shares

	01/01 to 12/31/2018	01/01 to 12/31/2017
	Quantity	Quantity
Opening balance	31,229,973	36,809,109

New	10,552,225	12,835,324
Delivered	(16,611,521)	(18,072,947)
Cancelled	(154,532)	(341,513)

Closing balance	25,016,145	31,229,973

Market value weighted average (R$)	34.04	25.49